STATUTORY RESERVES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Percentage Of Profit Allocated To General Reserve	10.00%
Percentage Of Discontinue Allocations Of General Reserve On Registered Capital	50.00%
Appropriated retained earnings	$ 1,615 [1]	$ 1,615	[1]

[1]	All of the VIE's assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 3).